UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

             FORM 24F-2                      OMB APPROVAL
  Annual Notice of Securities Sold           ------------
       Pursuant to Rule 24f-2                OMB Number: 3235-2456
                                             Expires: August 31, 2003
                                             Estimated average burden
                                             hours per response...1

             Read instructions at end of Form before preparing Form.

--------------------------------------------------------------------------------
1)   Name and address of issuer:

                        Professionally Managed Portfolios
                        615 E. Michigan Street, 2nd Floor
                               Milwaukee, WI 53202

--------------------------------------------------------------------------------
2) The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
                                                                      [ ]
     Duncan-Hurst Aggressive Growth Fund
     Duncan-Hurst International Growth Fund

--------------------------------------------------------------------------------
3)   Investment Company Act File Number: 811-05037

     Securities Act File Number:  033-12213

--------------------------------------------------------------------------------
4) (a).     Last day of fiscal year for which this Form is filed: March 31, 2003

--------------------------------------------------------------------------------
4) (b). [ ] Check  box if this  Form is  being  filed  late  (i.e.,  more   than
            90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

--------------------------------------------------------------------------------
4) (c). [ ] Check box  if this is the last  time the  issuer will be filing this
            Form.

--------------------------------------------------------------------------------
       Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (4-01)
--------------------------------------------------------------------------------
5)   Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

                                                                  $    3,677,561

     (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

                                                                  $   16,906,175

     (iii)Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11. 1995 that were not previously used to reduce registration fees payable to the
          Commission:

                                                                  $            0

     (iv) Total  available  redemption  credits [add items 5(ii) and 5(iii)]:

                                                                  $   16,906,175

     (v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

                                                                  $            0

     (vi) Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

                                                                  $ (13,228,614)

     (vii)Multiplier for determining  registration fee (See Instruction  C.9):

                                                                 X     0.0000809

     (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due):

                                                                 =$            0

--------------------------------------------------------------------------------
6)   Prepaid Shares

     If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issue in future fiscal years, then state that number here: ________.

--------------------------------------------------------------------------------
7) Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

--------------------------------------------------------------------------------
8) Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                     =    $    0

--------------------------------------------------------------------------------
9) Date of the registration fee and any interest payment was sent to the Commission's lockbox depository:

                                  June 19, 2003
          Method of Delivery:

                          [X] Wire Transfer
                          [ ] Mail or other means

--------------------------------------------------------------------------------
                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issue and in the capacities and on the dates indicated.

By (signature and Title)*  /s/  James A. Zawada, Assistant Treasurer
                           -----------------------------------------
                                James A. Zawada, Assistant Treasurer


Date  6/24/03
      --------

  *Please print the name and title of the signing officer below the signature.





                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

           FORM 24F-2                       OMB APPROVAL
Annual Notice of Securities Sold            ------------
     Pursuant to Rule 24f-2                 OMB Number: 3235-2456
                                            Expires: August 31, 2003
                                            Estimated average burden
                                            hours per response...1

             Read instructions at end of Form before preparing Form.


--------------------------------------------------------------------------------
1)   Name and address of issuer:

                        Professionally Managed Portfolios
                        615 E. Michigan Street, 2nd Floor
                               Milwaukee, WI 53202

--------------------------------------------------------------------------------
2) The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

     Hester Total Return Fund

--------------------------------------------------------------------------------
3) Investment Company Act File Number: 811-05037

   Securities Act File Number:  033-12213

--------------------------------------------------------------------------------
4)   (a). Last day of fiscal year for which this Form is filed: March 31, 2003

--------------------------------------------------------------------------------
4(b).[ ]Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

--------------------------------------------------------------------------------
4(c).[ ] Check box if this is the last time the issuer will be filing this Form.

--------------------------------------------------------------------------------
          Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (4-01)
--------------------------------------------------------------------------------
5)   Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

                                                                 $    1,347,515

     (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

                                                                 $     2,261,675

     (iii)Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11. 1995 that were not previously used to reduce registration fees payable to the
          Commission:

                                                                 $             0

     (iv) Total available redemption credits [add items 5(ii) and 5(iii)]:

                                                                 $     2,261,675

     (v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

                                                                 $             0

     (vi) Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

                                                                 $     (914,160)

     (vii) Multiplier for determining registration fee (See Instruction C.9):

                                                               X       0.0000809

     (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due):

                                                               = $             0

--------------------------------------------------------------------------------
6)   Prepaid Shares

     If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issue in future fiscal years, then state that number here: ________.

--------------------------------------------------------------------------------
7) Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

--------------------------------------------------------------------------------
8) Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                               = $             0

--------------------------------------------------------------------------------

9) Date of the registration fee and any interest payment was sent to the Commission's lockbox depository:

                                  June 19, 2003

     Method of Delivery:


                      [X]   Wire Transfer


                            Mail or other means
--------------------------------------------------------------------------------

                                   SIGNATURES

     This report has been signed below by the following persons on behalf of the issue and in the capacities and on the dates indicated.

By (signature and Title)*  /s/ Jim A. Zawada, Assistant Treasurer
                          ---------------------------------------
                               Jim A. Zawada, Assistant Treasurer



Date     6/24/03
         -------

  *Please print the name and title of the signing officer below the signature.


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

           FORM 24F-2                     OMB APPROVAL
Annual Notice of Securities Sold          ------------
     Pursuant to Rule 24f-2               OMB Number: 3235-2456
                                          Expires: August 31, 2003
                                          Estimated average burden
                                          hours per response...1

             Read instructions at end of Form before preparing Form.

--------------------------------------------------------------------------------
1)   Name and address of issuer:

                        Professionally Managed Portfolios
                        615 E. Michigan Street, 2nd Floor
                               Milwaukee, WI 53202

--------------------------------------------------------------------------------
2) The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

                                   Hodges Fund

--------------------------------------------------------------------------------
3)   Investment Company Act File Number: 811-05037

     Securities Act File Number:  033-12213

--------------------------------------------------------------------------------
4)(a). [ ]   Last day of fiscal  year for which this Form is filed:  March 31,
     2003

--------------------------------------------------------------------------------
4)(b). [ ] Check  box  if  this  Form is  being  filed  late  (i.e.,  more  than
           90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

--------------------------------------------------------------------------------

4(c).  [ ] Check  box if this is the last time the issuer  will be  filing  this
           Form.

--------------------------------------------------------------------------------
          Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.


SEC 2393 (4-01)
--------------------------------------------------------------------------------
5)   Calculation of registration fee:

          (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

                                                               $       1,875,574

          (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

                                                               $       4,774,982

          (iii)Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11. 1995 that were not previously used to reduce registration fees payable to the Commission:

                                                               $         694,508

          (iv) Total available redemption credits [add items 5(ii) and 5(iii)]:

                                                               $       5,469,490

          (v)  Net sales - if Item 5(i) is  greater  than Item  5(iv)  [subtract
               Item 5(iv) from Item 5(i)]:

                                                               $               0

          (vi) Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

                                                               $     (3,593,916)

          (vii)Multiplier  for  determining  registration  fee (See  Instruction
               C.9):

                                                             X         0.0000809

         (viii) Registration fee due [multiply Item 5(v) by Item
                 5(vii)] (enter "0" if no fee is
         due):

                                                             = $              0

--------------------------------------------------------------------------------
6)   Prepaid Shares

     If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issue in future fiscal years, then state that number here: ________.

--------------------------------------------------------------------------------
7) Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

--------------------------------------------------------------------------------
8) Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                             = $               0
--------------------------------------------------------------------------------
9) Date of the registration fee and any interest payment was sent to the Commission's lockbox depository: June 19, 2003

     Method of Delivery:

                      [X] Wire Transfer

                          Mail or other means

--------------------------------------------------------------------------------
                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issue and in the capacities and on the dates indicated.

By (signature and Title)*  /s/  Jim A. Zawada, Assistant Treasurer
                           -----------------------------------------
                                Jim A. Zawada, Assistant Treasurer




Date   6/24/03
       -------

  *Please print the name and title of the signing officer below the signature.


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

            FORM 24F-2                         OMB APPROVAL
 Annual Notice of Securities Sold              ------------
      Pursuant to Rule 24f-2                   OMB Number: 3235-2456
                                               Expires: August 31, 2003
                                               Estimated average burden
                                               hours per response...1

             Read instructions at end of Form before preparing Form.


--------------------------------------------------------------------------------
1)   Name and address of issuer:

                        Professionally Managed Portfolios
                        615 E. Michigan Street, 2nd Floor
                               Milwaukee, WI 53202

--------------------------------------------------------------------------------
2) The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

     The Osterweis Fund
     The Osterweis Strategic Income Fund

--------------------------------------------------------------------------------
3)   Investment Company Act File Number: 811-05037

     Securities Act File Number:  033-12213

--------------------------------------------------------------------------------
4)   (a). Last day of fiscal year for which this Form is filed: March 31, 2003

--------------------------------------------------------------------------------
4(b). [ ] Check  box  if  this Form  is  being  filed  late  (i.e.,   more  than
          90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

--------------------------------------------------------------------------------
4(c).[ ] Check box if this is the last time the issuer will be filing this Form.

--------------------------------------------------------------------------------
          Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (4-01)
--------------------------------------------------------------------------------
5)   Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

                                                               $      39,584,663

     (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

                                                               $      13,935,677

     (iii)Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11. 1995 that were not previously used to reduce registration fees payable to the
          Commission:

                                                               $               0

     (iv) Total available redemption credits [add items 5(ii) and 5(iii)]:

                                                               $      13,935,677

     (v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

                                                               $      25,648,986

     (vi) Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

                                                               $        (______)

     (vii) Multiplier for determining registration fee (See Instruction C.9):

                                                             X         0.0000809

     (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due):

                                                             = $        2,075.00

--------------------------------------------------------------------------------
6)   Prepaid Shares

     If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issue in future fiscal years, then state that number here: ________.

--------------------------------------------------------------------------------
7) Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

--------------------------------------------------------------------------------
8) Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                             = $        2,075.00

--------------------------------------------------------------------------------
9) Date of the registration fee and any interest payment was sent to the Commission's lockbox depository: June 19, 2003

     Method of Delivery:

                        [X] Wire Transfer

                            Mail or other means

--------------------------------------------------------------------------------
                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issue and in the capacities and on the dates indicated.

By (signature and Title)*  /s/  Jim A. Zawada, Assistant Treasurer
                           ---------------------------------------
                                Jim A. Zawada, Assistant Treasurer


Date     6/24/03
         -------

  *Please print the name and title of the signing officer below the signature.


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

            FORM 24F-2                      OMB APPROVAL
 Annual Notice of Securities Sold           ------------
      Pursuant to Rule 24f-2                OMB Number: 3235-2456
                                            Expires: August 31, 2003
                                            Estimated average burden
                                            hours per response...1

             Read instructions at end of Form before preparing Form.


--------------------------------------------------------------------------------
1)   Name and address of issuer:

                        Professionally Managed Portfolios
                        615 E. Michigan Street, 2nd Floor
                               Milwaukee, WI 53202

--------------------------------------------------------------------------------
2) The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

     Perkins Opportunity Fund
     Perkins Discovery Fund

--------------------------------------------------------------------------------
3)   Investment Company Act File Number: 811-05037

     Securities Act File Number:  033-12213

--------------------------------------------------------------------------------
4)   (a). Last day of fiscal year for which this Form is filed: March 31, 2003

--------------------------------------------------------------------------------
4)(b).[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

--------------------------------------------------------------------------------
4)(c).[ ] Check box if this is the last time the issuer will be filing this Form.

--------------------------------------------------------------------------------
        Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (4-01)
--------------------------------------------------------------------------------
5)   Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

                                                               $      6,930,486

     (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

                                                               $      11,440,577

     (iii)Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11. 1995 that were not previously used to reduce registration fees payable to the
          Commission:

                                                               $      25,513,110

     (iv) Total  available  redemption  credits [add items 5(ii) and 5(iii)]:

                                                               $      36,953,687

     (v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

                                                               $               0

     (vi) Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

                                                               $    (30,023,201)

     (vii)Multiplier for determining  registration fee (See Instruction  C.9):

                                                             X         0.0000809

     (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due):

                                                             = $            0.00

--------------------------------------------------------------------------------
6)   Prepaid Shares

     If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issue in future fiscal years, then state that number here: ________.

--------------------------------------------------------------------------------
7) Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

--------------------------------------------------------------------------------
8) Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                             = $            0.00

--------------------------------------------------------------------------------
9) Date of the registration fee and any interest payment was sent to the Commission's lockbox depository: June 19, 2003


     Method of Delivery:


                         [X] Wire Transfer

                             Mail or other means
--------------------------------------------------------------------------------
                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issue and in the capacities and on the dates indicated.

By (signature and Title)*  /s/  Jim A. Zawada, Assistant Treasurer
                           ---------------------------------------
                                Jim A. Zawada, Assistant Treasurer


Date   6/24/03
       -------
  *Please print the name and title of the signing officer below the signature.


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

            FORM 24F-2                        OMB APPROVAL
 Annual Notice of Securities Sold             ------------
      Pursuant to Rule 24f-2                  OMB Number: 3235-2456
                                              Expires: August 31, 2003
                                              Estimated average burden
                                              hours per response...1

             Read instructions at end of Form before preparing Form.

--------------------------------------------------------------------------------
1)   Name and address of issuer:

                        Professionally Managed Portfolios
                        615 E. Michigan Street, 2nd Floor
                               Milwaukee, WI 53202

--------------------------------------------------------------------------------
2) The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

     Women's Equity Mutual Fund

--------------------------------------------------------------------------------
3)   Investment Company Act File Number: 811-05037


     Securities Act File Number:  033-12213

--------------------------------------------------------------------------------
4)   (a). Last day of fiscal year for which this Form is filed: March 31, 2003


--------------------------------------------------------------------------------
4) (b).[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)


Note: If the Form is being filed late, interest must be paid on the registration fee due.

--------------------------------------------------------------------------------

4 (c).[ ] Check box if this is the last time the issuer will be filing this Form.

--------------------------------------------------------------------------------
            Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.


SEC 2393 (4-01)
--------------------------------------------------------------------------------
5)   Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

                                                               $       4,411,814

     (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

                                                               $       1,335,438

     (iii)Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11. 1995 that were not previously used to reduce registration fees payable to the
          Commission:

                                                               $               0

     (iv) Total  available  redemption  credits [add items 5(ii) and 5(iii)]:

                                                               $       1,335,438

     (v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

                                                               $       3,076,376

     (vi) Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

                                                               $  __(______)____

     (vii)Multiplier for determining registration fee (See Instruction C.9): X 0.0000809


     (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due):

                                                             = $          248.88

--------------------------------------------------------------------------------
6)   Prepaid Shares

     If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issue in future fiscal years, then state that number here: ________.

--------------------------------------------------------------------------------
7) Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

--------------------------------------------------------------------------------
8) Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                             = $          248.88

--------------------------------------------------------------------------------

9) Date of the registration fee and any interest payment was sent to the Commission's lockbox depository: June 19, 2003

     Method of Delivery:


                      [X] Wire Transfer


                          Mail or other means
--------------------------------------------------------------------------------
                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issue and in the capacities and on the dates indicated.

By (signature and Title)*  /s/  Jim A. Zawada, Assistant Treasurer
                           ---------------------------------------
                                Jim A. Zawada, Assistant Treasurer




Date     6/24/03
         -------
  *Please print the name and title of the signing officer below the signature.